Related Party Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Term of agreement termination	30 days
Entities with significant influence
Disclosure of transactions between related parties [line items]
Renewal term of Service Agreement	1 year
Annual fee to be paid for Service Agreement	$ 235,000
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Non-voting interest in the Assignee (percentage)	5.00%